Account Receivables, Net (Details) - Schedule of Allowance for Doubtful Accounts - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Allowance For Doubtful Accounts Abstract
Balance, beginning	$ 58,834	$ 63,188
Provision	343,172
Write-off	6,990	4,354
Recoveries
Balance, ending		$ (58,834)	$ (63,188)